General Information	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General Information	General Information
Borr Drilling Limited was incorporated in Bermuda on August 8, 2016. We are listed on the Oslo Stock Exchange ("OSE") and on the New York Stock Exchange ("NYSE") under the ticker "BORR". Borr Drilling Limited is an international offshore drilling contractor providing services to the oil and gas industry. Our primary business is the ownership, contracting and operation of modern jack-up drilling rigs for operations in shallow-water areas (i.e., in water depths up to approximately 400 feet), including the provision of related equipment and work crews to conduct drilling of oil and gas wells and workover operations for exploration and production customers. As of June 30, 2023, we had a total of 22 premium jack-up rigs and had agreed to purchase two additional premium jack-up rigs under construction. Of our total fleet of 24 jack-up drilling rigs (including newbuilds under construction), two premium jack-up drilling rigs are scheduled for delivery in 2025.
As used herein, and unless otherwise required by the context, the terms “Company,” “Borr”, “we,” “Group,” “our” and words of similar nature refer to Borr Drilling Limited and its consolidated companies. The use herein of such terms as “group”, “organization”, “we”, “us”, “our” and “its”, or references to specific entities, is not intended to be a precise description of corporate relationships.
Going concern
The unaudited consolidated financial statements have been prepared on a going concern basis.
We have incurred significant losses since inception and may be dependent on additional financing in order to meet our existing capital expenditure commitments, working capital requirements and our debt obligations expected in the next 12 months.
In April 2023, we amended our $150.0 million bilateral facility provided by DNB Bank ASA increasing the facility to $175.0 million. We drew down the $25.0 million and the proceeds are expected to be used for general corporate purposes.
During July 2023, we sold 1,293,955 shares under our ATM program, raising gross proceeds of $9.7 million. The Company's issued share capital following this issuance is 255,557,553 common shares. Our ATM program, which was established in July 2021, enables us the option to offer and sell from time to time, up to $40.0 million of our common shares to be listed on the New York Stock Exchange. Since establishment of the ATM program through to August 17, 2023, we have sold 3,643,955 shares, raising $18.4 million in net proceeds under the ATM program.
Despite our significant equity and debt refinancing activities as further described in our annual report on Form 20-F for the year ended December 31, 2022, which was filed with the Commission on March 30, 2023, in addition to the proceeds raised from the unsecured convertible bonds and secured bonds issued in February 2023, the draw down from the DNB bilateral facility and proceeds raised from the ATM program, our ability to continue as a going concern is dependent on a continuing improvement in the jack-up drilling market and securing our rigs on profitable contracts. In addition, our ability to continue as a going concern is dependent on being able to meet our existing capital expenditure commitments, working capital requirements and our debt obligations during 2023 and 2024. As such, we have concluded that a substantial doubt exists over our ability to continue as a going concern. The financial statements included in this report do not include any adjustments that might result from the outcome of this uncertainty.
We will continue to explore additional financing opportunities and may consider the strategic sale of a limited number of modern jack-ups or joint ventures in order to further strengthen the liquidity of the Company. While we have confidence that these actions will enable us to better manage our liquidity position, and we have a track record of delivering additional financing and selling rigs and joint ventures, there is no guarantee that any additional financing or sale measures will be concluded successfully.